OPERATING LEASES - Operating lease cost and short-term lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING LEASES
Operating lease expense excluding short-term rental expense	$ 182	$ 1,811
Short-term lease cost	434	1,597
Total lease cost	$ 616	$ 3,408